Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Schedule Of Total Risk-Based, Tier 1 Risk-Based, And Tier 1 Leverage Ratios

Stifel Financial Corp. – Federal Reserve Capital Amounts

December 31, 2016

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity tier 1 capital	$1,610,744	18.0%	$402,644	4.5%	$581,597	6.5%
Tier 1 capital	1,813,556	20.3	536,859	6.0	715,812	8.0
Total capital	1,858,737	20.8	715,812	8.0	894,765	10.0
Tier 1 leverage	1,813,556	10.2	710,464	4.0	888,080	5.0

Stifel Bank – Federal Reserve Capital Amounts

December 31, 2016

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity tier 1 capital	$945,748	16.0%	$265,306	4.5%	$383,220	6.5%
Tier 1 capital	945,748	16.0	353,742	6.0	471,656	8.0
Total capital	991,668	16.8	471,656	8.0	589,570	10.0
Tier 1 leverage	945,748	7.1	534,215	4.0	667,768	5.0